Balance Sheet Components (Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ 103,860	$ 86,977	$ 71,570
Other comprehensive income (loss) before reclassifications	(1,106)	160	(191)
Amounts reclassified from AOCI	(795)	(258)	(222)
Other comprehensive income (loss)	(1,901)	(98)	(413)
Ending Balance	120,331	103,860	86,977
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(980)	16	(73)
Other comprehensive income (loss) before reclassifications	(1,067)	(996)	89
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss)	(1,067)	(996)	89
Ending Balance	(2,047)	(980)	16
Unrealized Gains (Losses) on Available-for-Sale Investments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	421	50	604
Other comprehensive income (loss) before reclassifications	(715)	505	(392)
Amounts reclassified from AOCI	208	(134)	(162)
Other comprehensive income (loss)	(507)	371	(554)
Ending Balance	(86)	421	50
Unrealized Gains on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	586	59	7
Other comprehensive income (loss) before reclassifications	676	651	112
Amounts reclassified from AOCI	(1,003)	(124)	(60)
Other comprehensive income (loss)	(327)	527	52
Ending Balance	259	586	59
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	27	125	538
Ending Balance	$ (1,874)	$ 27	$ 125